PERSONNEL, SOCIAL CHARGES AND BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
PERSONNEL, SOCIAL CHARGES AND BENEFITS
Schedule of personnel, social charges and benefits

	12.31.19	12.31.18
Salaries and wages	38,363	34,767
Social charges and benefits	400,470	385,695
Profit sharing	308,918	265,433
Share-based payment plans (Note 29)	40,523	22,638
Other compensation	—	86,000
Total	788,274	794,533

Current	752,246	782,630
Non-current	36,028	11,903